FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrant liability	$ 1,903,436
Pono Capital Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities held in Trust Account			$ 116,728,213	$ 120,600,737
Change in fair value of warrant liability			5,621,902	3,612,764
Loss on fair value of warrants				17,400
Proceeds from working capital loan				792,600
Pono Capital Corp [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value of public warrants transferred from level 3 measurement to level 1 measurement			$ 4,052,888
Pono Capital Corp [Member] | Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants transferred from a Level 3 measurement				$ 31,238